SCOPE OF CONSOLIDATION - Schedule of Assets Acquired and Liabilities Assumed (Details) € in Millions, $ in Millions		12 Months Ended
	Nov. 01, 2018 USD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Jun. 04, 2019 USD ($)	Jun. 04, 2019 EUR (€)	Apr. 01, 2019 USD ($)	Apr. 01, 2018 USD ($)
Disclosure of detailed information about business combination [line items]
Bargain purchase gain		$ 0	$ (209)	$ 0
Münker
Disclosure of detailed information about business combination [line items]
Current assets					$ 22
Property, plant and equipment					34
Intangible assets					11
Other non-current assets					0
Total assets acquired					67
Deferred tax liabilities					(8)
Other liabilities					(14)
Total liabilities acquired					(22)
Net assets acquired					45
Non-controlling interests					0
Consideration paid, net					46
Consideration payable					5	€ 4
Goodwill					$ 6
AMSF
Disclosure of detailed information about business combination [line items]
Current assets							$ 262
Property, plant and equipment							600
Intangible assets							19
Other non-current assets							252
Total assets acquired							1,133
Deferred tax liabilities							(45)
Other liabilities							(792)
Total liabilities acquired							(837)
Net assets acquired							296
Non-controlling interests							0
Consideration paid, net							0
Consideration payable							328	$ 328
Goodwill							$ 32
Ilva
Disclosure of detailed information about business combination [line items]
Current assets	$ 1,156
Property, plant and equipment	1,118
Intangible assets	267
Other non-current assets	369
Total assets acquired	2,910
Deferred tax liabilities	(74)
Other liabilities	(1,113)
Total liabilities acquired	(1,187)
Net assets acquired	1,723
Non-controlling interests	0
Consideration paid, net	52
Consideration payable	1,490
Bargain purchase gain	$ (181)		$ (209)